Long Lived Assets - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2011 Segment	Dec. 31, 2011 Segment	Dec. 31, 2011 Empi Reporting Unit	Dec. 31, 2011 Surgical Implant	Sep. 29, 2012 Customer Relationship	Dec. 31, 2011 Customer Relationship	Sep. 29, 2012 Patented Technology	Dec. 31, 2011 Patented Technology	Sep. 29, 2012 Distributor Contracts And Relationships	Dec. 31, 2011 Distributor Contracts And Relationships	Sep. 29, 2012 Trademarks and Tradenames	Dec. 31, 2011 Trademarks and Tradenames	Sep. 29, 2012 Noncompete Agreements	Dec. 31, 2011 Noncompete Agreements	Dec. 31, 2011 Trade Names Empi Reporting Unit
Schedule Of Amortized And Unamortized Intangible Assets [Line Items]
Goodwill impairment charges	$ 124,106,000	$ 124,106,000	$ 76,700,000	$ 47,400,000
Number of reporting units without impairment	5	5
Impairment charges															$ 16,900,000
Definite-lived intangible assets, weighted average useful lives					7 years	7 years 8 months 12 days	10 years	10 years 4 months 24 days	4 years 2 months 12 days	5 years	8 years 6 months	9 years 2 months 12 days	2 years 9 months 18 days	3 years 6 months